Computer Software Under Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Gross	$ 60,824	$ 54,492
Accumulated Amortization	(38,865)	(31,482)
Net	21,959	23,010
Licensed computer software
Capital Leased Assets [Line Items]
Gross	18,206	17,625
Accumulated Amortization	(8,175)	(4,816)
Net	$ 10,031	$ 12,809